Financial Instruments (Details 2)	3 Months Ended
Feb. 28, 2019 USD ($)
Undiscounted future cash flows	$ 4,496,665
Accounts Payable [Member]
Third parties	1,769,675
Accrued Liabilities [Member]
Third parties	875,590
Employee Costs Payable [Member]
Related parties	214,874
Unsecured Convertible Debentures [Member]
Related parties	1,636,526
Less Than 3 Months [Member]
Undiscounted future cash flows	3,933,788
Less Than 3 Months [Member] | Accounts Payable [Member]
Third parties	1,769,675
Less Than 3 Months [Member] | Accrued Liabilities [Member]
Third parties	875,590
Less Than 3 Months [Member] | Employee Costs Payable [Member]
Related parties	214,874
Less Than 3 Months [Member] | Unsecured Convertible Debentures [Member]
Related parties	1,073,649
Three To Six Months [Member]
Undiscounted future cash flows	12,603
Three To Six Months [Member] | Accounts Payable [Member]
Third parties	0
Three To Six Months [Member] | Accrued Liabilities [Member]
Third parties	0
Three To Six Months [Member] | Employee Costs Payable [Member]
Related parties	0
Three To Six Months [Member] | Unsecured Convertible Debentures [Member]
Related parties	12,603
Six To Nine Months [Member]
Undiscounted future cash flows	12,466
Six To Nine Months [Member] | Accounts Payable [Member]
Third parties	0
Six To Nine Months [Member] | Accrued Liabilities [Member]
Third parties	0
Six To Nine Months [Member] | Employee Costs Payable [Member]
Related parties	0
Six To Nine Months [Member] | Unsecured Convertible Debentures [Member]
Related parties	12,466
Nine Months To One Year [Member]
Undiscounted future cash flows	12,329
Nine Months To One Year [Member] | Accounts Payable [Member]
Third parties	0
Nine Months To One Year [Member] | Accrued Liabilities [Member]
Third parties	0
Nine Months To One Year [Member] | Employee Costs Payable [Member]
Related parties	0
Nine Months To One Year [Member] | Unsecured Convertible Debentures [Member]
Related parties	12,329
Greater Than One Year [Member]
Undiscounted future cash flows	525,479
Greater Than One Year [Member] | Accounts Payable [Member]
Third parties	0
Greater Than One Year [Member] | Accrued Liabilities [Member]
Third parties	0
Greater Than One Year [Member] | Employee Costs Payable [Member]
Related parties	0
Greater Than One Year [Member] | Unsecured Convertible Debentures [Member]
Related parties	$ 525,479